Revenues (Tables)	12 Months Ended
Apr. 30, 2025
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the years ended April 30, 2023, 2024 and 2025:

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	JPY	JPY	JPY	USD
OPERATING REVENUES
Software and system development services	21,874,517	125,618,177	375,349,324	2,631,630
Consulting and solution services	22,435,120	2,800,620	65,011,839	455,807
Sale of NFTs	2,258,892	50,936,854	-	-
TOTAL OPERATING REVENUES	46,568,529	179,355,651	440,361,163	3,087,437